Reporting Segments - Reportable segments revenue information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Premiums earned									$ 36,513	$ 34,678	$ 33,582
Other income									939	883	865
Net investment income									3,240	3,401	3,042
Realized capital gains and losses									(877)	445	(90)
Total revenues	$ 9,481	$ 10,465	$ 10,099	$ 9,770	$ 10,062	$ 9,888	$ 9,813	$ 9,644	39,815	39,407	37,399
Allstate Protection
Segment Reporting Information
Premiums earned									32,950	31,433	30,727
Discontinued Lines and Coverages
Segment Reporting Information
Premiums earned									0	0	0
Property-Liability
Segment Reporting Information
Premiums earned									32,950	31,433	30,727
Net investment income									1,464	1,478	1,253
Realized capital gains and losses									(639)	401	(6)
Total revenues									34,513	34,015	32,662
Property-Liability | Auto
Segment Reporting Information
Premiums earned									22,970	21,878	21,264
Property-Liability | Homeowners
Segment Reporting Information
Premiums earned									7,517	7,310	7,257
Property-Liability | Other personal lines
Segment Reporting Information
Premiums earned									1,808	1,750	1,700
Property-Liability | Commercial lines
Segment Reporting Information
Premiums earned									655	495	506
Service Businesses
Segment Reporting Information
Intersegment premiums and service fees									122	110	105
Net investment income									27	16	13
Realized capital gains and losses									(11)	0	0
Total revenues									1,318	1,059	762
Service Businesses | Consumer product protection plans
Segment Reporting Information
Insurance commissions and fees									503	295	0
Service Businesses | Roadside assistance
Segment Reporting Information
Insurance commissions and fees									263	268	310
Service Businesses | Finance and insurance products
Segment Reporting Information
Insurance commissions and fees									332	304	270
Allstate Life
Segment Reporting Information
Net investment income									505	489	482
Realized capital gains and losses									(14)	5	(38)
Total revenues									1,925	1,888	1,807
Allstate Life | Traditional life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									600	568	533
Allstate Life | Accident and health insurance premiums
Segment Reporting Information
Life and annuity premiums and contract charges									2	2	2
Allstate Life | Interest-sensitive life insurance contract charges
Segment Reporting Information
Life and annuity premiums and contract charges									713	710	715
Allstate Benefits
Segment Reporting Information
Net investment income									77	72	71
Realized capital gains and losses									(9)	1	(5)
Total revenues									1,203	1,157	1,077
Allstate Benefits | Traditional life insurance
Segment Reporting Information
Life and annuity premiums and contract charges									44	42	40
Allstate Benefits | Accident and health insurance premiums
Segment Reporting Information
Life and annuity premiums and contract charges									980	928	857
Allstate Benefits | Interest-sensitive life insurance contract charges
Segment Reporting Information
Life and annuity premiums and contract charges									111	114	114
Allstate Annuities
Segment Reporting Information
Net investment income									1,096	1,305	1,181
Realized capital gains and losses									(166)	44	(38)
Total revenues									945	1,363	1,157
Allstate Annuities | Fixed annuities contract charges
Segment Reporting Information
Life and annuity premiums and contract charges									15	14	14
Corporate and Other
Segment Reporting Information
Net investment income									71	41	42
Realized capital gains and losses									(38)	(6)	(3)
Total revenues									33	35	39
Operating Segments | Property-Liability
Segment Reporting Information
Other income									738	703	688
Operating Segments | Service Businesses
Segment Reporting Information
Other income									82	66	64
Operating Segments | Allstate Life
Segment Reporting Information
Other income									119	114	113
Intersegment Eliminations (2)
Segment Reporting Information
Total revenues									$ (122)	$ (110)	$ (105)